PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
MedAvail's principal technology product offering is the MedCenter, an interactive prescription dispensing kiosk unit that, when used in combination with MedAvail's proprietary software, connects customers live with a pharmacist. MedCenter equipment includes all of the necessary hardware and components that are required to be installed at the kiosk site in order to provide a functional MedCenter kiosk.
The following tables present property, plant and equipment balances:

	December 31, 2020
	Cost	Accumulated Depreciation	Net
Property, plant and equipment:
MedCenter equipment	$4,622	$1,525	$3,097
Leasehold improvements	799	605	194
IT equipment	1,999	1,768	231
Office furniture and equipment	329	230	99
Vehicles	54	27	27
General plant and equipment	353	296	57
Work-in-process	$90	$—	$90
Total property, plant and equipment	$8,246	$4,451	$3,795

	December 31, 2019
	Cost	Accumulated Depreciation	Net
Property, plant and equipment:
MedCenter equipment	$3,303	$1,139	$2,164
Leasehold improvements	666	444	222
IT equipment	2,151	1,975	176
Office furniture and equipment	282	203	79
Vehicles	54	18	36
General plant and equipment	310	284	26
Total property, plant and equipment	$6,766	$4,063	$2,703
During the years ended December 31, 2020 and 2019, there was a transfer of $1.5 million and $1.6 million, respectively, from inventory to property, plant and equipment. MedCenter units in inventory are transferred to property, plant and equipment when those units are either put into service at one of the Company’s SpotRx clinics or leased to a third party.
There was $0.7 million of leased MedCenter equipment, net of $0.3 million accumulated depreciation, in property, plant and equipment as of December 31, 2020, There was $0.4 million of leased MedCenter equipment, net of $0.1 million accumulated depreciation in property, plant and equipment as of December 31, 2019.
MedAvail recognized $1.0 million and $0.7 million of depreciation for the years ended December 31, 2020 and 2019, respectively, of which $0.2 million and $0.1 million, respectively, was included in cost of sales.